UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-7338



                   Capital World Growth and Income Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

Capital World Growth and Income Fund

[front cover - measuring tape on wooden table]

Semi-annual report for the six months ended May 31, 2004

CAPITAL WORLD GROWTH AND INCOME FUND(SM) seeks long-term capital growth while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2004 (the most recent calendar quarter):

                                               1 YEAR      5 YEARS     10 YEARS
CLASS A SHARES
Reflecting 5.75% maximum sales charge          +21.64%     +6.99%       +12.62%

The fund's 30-day yield for Class A shares as of June 30, 2004, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.79%.

Results for other share classes can be found on page 5. Please see the inside back cover for important information about other share classes.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

[photo:  black and white copy of front cover - measuring tape on table]



FELLOW SHAREHOLDERS:

During the first half of Capital World Growth and Income Fund's fiscal year, a rally in global stock markets began to lose momentum, moderating returns worldwide. Nonetheless, the fund recorded a total return of 7.9% for the six months ended May 31, 2004. For the same period, the unmanaged MSCI World IndexSM reported a total return of 8.1%, while the 338 global funds tracked by Lipper produced an average return of 6.6%.

The effects of the global stock rally were more pronounced during the six months immediately preceding this reporting period. As shown in the table below, returns for the 12 months ended May 31 significantly exceeded the lifetime average annual total return not only for the fund, but for the MSCI index and the Lipper average, as well.

During the six-month period, shareholders received dividends totaling 32.0 cents a share (an income return of 1.1%) and a capital gain distribution of 29.3 cents a share. Providing income is one of the fund's dual objectives. Importantly, dividend-paying stocks are often more resilient during periods of market uncertainty.

[Begin Sidebar]
RESULTS AT A GLANCE
(as of May 31, 2004, with all distributions reinvested)

                                                Average annual total returns
                                                                     Lifetime
                                    1 year   5 years   10 years  (since 3/26/93)
Capital World Growth
     and Income Fund                +30.4%    +8.7%      +12.9%      +13.3%
MSCI World Index (1)                +24.2     -0.8        +7.3        +8.2
Lipper global funds average (2)     +23.4     +1.9        +7.8        +8.7

(1) The MSCI World Index is unmanaged and does not reflect the effects of sales charges, commissions or expenses.
(2) The Lipper global funds average consists of funds that invest at least 25% of their portfolios in securities traded outside the U.S. Lipper averages do not reflect the effects of sales charges.
[End Sidebar]

[Begin Sidebar]
WHERE THE FUND'S ASSETS WERE INVESTED
Percent by country as of May 31, 2004

[begin pie chart]

The Americas                      28.8%
Europe                            34.6%
Bonds, cash & equivalents         16.1%
Asia/Pacific                      18.6%
Other                              1.9%

[end pie chart]

                               CAPITAL WORLD
                               GROWTH AND           MSCI
                               INCOME FUND       WORLD INDEX

o  THE AMERICAS                   28.8%            57.7%
   United States                  22.4             55.1
   Canada                          4.3              2.6
   Brazil                          1.1               --
   Mexico                          1.0               --

o  EUROPE                         34.6%            29.3%
   United Kingdom                 11.2             10.8
   Germany                         5.3              2.9
   Netherlands                     4.8              2.1
   France                          2.8              4.0
   Norway                          1.7               .2
   Spain                           1.2              1.5
   Denmark                         1.1               .3
   Sweden                          1.1              1.0
   Italy                            .9              1.6
   Switzerland                      .9              3.1
   Austria                          .8               .1
   Portugal                         .7               .1
   Belgium                          .6               .5
   Other Europe                    1.5              1.1

o  ASIA/PACIFIC                   18.6%            13.0%
   Japan                           6.6              9.8
   Australia                       3.5              2.1
   Korea                           3.0               --
   Taiwan                          2.2               --
   Hong Kong                       1.0               .7
   India                            .8               --
   Other Asia/Pacific              1.5               .4

o  OTHER                           1.9%              --

o  BONDS, CASH &  equivalents     16.1%              --

The MSCI World Index is weighted by market capitalization.
[End Sidebar]

A LOOK AT GLOBAL MARKETS

Since the recession took hold in 2001, investors have eagerly sought evidence of a sustainable recovery in the world's leading economies. Clear signs of growth emerged in 2003, and the broad-based rally that ensued lifted stock markets around the world.

The U.S. economy, driven largely by consumer demand, exerts a powerful influence on global growth; similarly, the U.S. stock market casts a long shadow on markets around the world. Not surprisingly then, when the U.S. stock rally stalled midway through the recent reporting period, a ripple effect was felt in other major markets.

One concern currently weighing on the U.S. market is the prospect of higher interest rates. It is a worry of major markets in Europe and in Asia, as well. For the past few years, a policy of low interest rates has helped to jump-start sluggish economies; but as economies strengthen worldwide, higher rates may follow, especially if inflation begins to increase. In addition to a rising rate environment, investors are concerned about global terrorism, the situation in Iraq, the outcome of the upcoming U.S. presidential election, and by the relatively high valuations of many stocks. These concerns have drained much of the steam from the recent rally and may limit opportunities for capital appreciation over the near term.

The United States accounts for the largest country holding in the fund's portfolio, as can be seen in the table on page 2. For the six-month period, U.S. stocks rose 6.4%.* Elsewhere in the Americas, Canadian stocks gained 7.2% in local currency terms. Those gains were reduced to 2.1% for U.S. investors, however, as the U.S. dollar strengthened against its Canadian counterpart.

* Country returns are based on MSCI indexes for the six months ended May 31, 2004, assume reinvestment of dividends, and are expressed in dollar terms except where noted.

In Europe, stock market returns were stronger, on the whole, than in the United States. Moreover, currency fluctuations provided an added boost for U.S.
investors, with the euro and the British pound both recording moderate gains against the dollar. Europe's largest markets -- France, Germany and the United Kingdom -- posted returns of +10.9%, +7.7% and +11.0%, respectively, in U.S. dollar terms. Other strong markets where the fund has a presence were Norway (+21.6%), Spain (+12.9%) and Sweden (+18.3%). Altogether, Europe accounts for 34.6% of fund holdings and contributed significantly to the fund's favorable results.

Stock markets in the Asia-Pacific region also boasted solid results for the period, but in most cases, the U.S. dollar edged higher against local currencies, trimming returns slightly for fund shareholders. Japanese stocks, our largest exposure in the region, rose 12.4%, the Australian market gained 9.2%, while Korea and Taiwan rose 7.1% and 2.4%, respectively.

A FOCUS ON COMPANIES

While we break out returns by region, the fund's portfolio is assembled on a company-by-company basis. First and foremost, the fund's investment professionals evaluate the fundamentals of each stock that goes into the portfolio. The individual merits of each company are weighed carefully, as are prospects for its core business and industry group.

During the recent period, eight of the fund's 10 largest holdings (see table on page 6) posted positive returns. Of these, four recorded exceptional, double-digit returns: Shell/Royal Dutch Petroleum, a global energy company;
Continental, a tire manufacturer; E.ON, an electric utility; and Fresenius Medical Care, a European health care company. As this list suggests, favorable returns were not concentrated in a single industry, but spread across a variety of business sectors.

Shifting prospects for global stock markets prompted portfolio counselors to make several changes to the portfolio during the past six months. The fund increased its exposure to commercial banks, pharmaceuticals and insurance companies globally; stocks in these categories typically pay an attractive dividend, and many have demonstrated resilience during periods of market uncertainty. The fund also reduced its weighting in metals and mining companies, which have risen sharply in value over the past two years.

A LONG-TERM INVESTMENT PERSPECTIVE

Perhaps the most significant change during the period was the growth in fund assets -- an increase of 39%, largely due to an influx of new shareholders.

We take this opportunity to welcome our many new shareholders and to reiterate our commitment to helping all our shareholders reach their long-term investment goals. Capital World Growth and Income Fund, with its balanced investment approach and its portfolio of seasoned companies, has served its shareholders well over the years. Since its inception in 1993, the fund has produced an average annual total return of 13.3%.

More recently, the fund has thrived as markets rallied worldwide and economies steadily recovered from recession. While we expect to see further growth in the months ahead, we also anticipate more moderate returns over the next leg of the recovery. Much will depend on the pace of interest rate changes and prospects for continued earnings growth. With markets in such a tentative mood, careful stock selection assumes even greater importance.

To this end, Capital World Growth and Income Fund has benefited from the extensive market experience of the fund's portfolio counselors and the dozens of global research analysts who also manage a portion of the fund's assets. These professionals take a long-term perspective on the markets and on each stock that goes into the portfolio.

We hope that you will share our investment vision and that Capital World Growth and Income Fund will remain a vital part of your financial future.

Cordially,

/s/ Gina H. Despres
Gina H. Despres
Chairman of the Board

/s/ Stephen E. Bepler
Stephen E. Bepler
President

July 13, 2004

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

RETURNS FOR PERIODS ENDED JUNE 30, 2004 (THE MOST RECENT CALENDAR QUARTER):

                                                                                              1 YEAR           LIFE OF CLASS
CLASS B SHARES
  Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                                    +23.04%            +4.76% (1)
  Not reflecting CDSC                                                                         +28.04%            +5.16% (1)

CLASS C SHARES
  Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +26.99%            +7.46% (2)
  Not reflecting CDSC                                                                         +27.99%            +7.46% (2)

CLASS F SHARES (3)
  Not reflecting annual asset-based fee charged by sponsoring firm                            +28.93%            +8.30% (2)

CLASS 529-A SHARES
  Reflecting 5.75% maximum sales charge                                                       +21.54%           +10.43% (4)
  Not reflecting maximum sales charge                                                         +28.96%           +13.23% (4)

CLASS 529-B SHARES
  Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                          +22.80%           +11.58% (5)
  Not reflecting CDSC                                                                         +27.80%           +13.03% (5)

CLASS 529-C SHARES
  Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +26.83%           +13.02% (6)
  Not reflecting CDSC                                                                         +27.83%           +13.02% (6)

CLASS 529-E SHARES (3)                                                                        +28.51%           +11.55% (7)

Class 529-F shares (3)
  Not reflecting annual asset-based fee charged by sponsoring firm                            +28.83%           +24.58% (8)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(5) Average annual total return from February 21, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from February 22, 2002, when Class 529-C shares were first sold.
(7) Average annual total return from March 4, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.




INVESTMENT PORTFOLIO, May 31, 2004                                   unaudited


INDUSTRY DIVERSIFICATION (percent of net assets)

[begin pie chart]
Commercial banks - 7.67%
Diversified telecommunication services - 6.90%
Pharmaceuticals - 5.98%
Beverages & tobacco - 5.31%
Oil & gas - 4.64%
Bonds & notes - .66%
Other industries - 53.38%
Cash & equivalents - 15.46%
[end pie chart]


LARGEST EQUITY HOLDINGS (as of May 31, 2004)

                                                                    PERCENT OF
COMPANY                          COUNTRY                            NET ASSETS

Altria Group                     United States                      1.71%
AstraZeneca                      Sweden/United Kingdom              1.36
"Shell" Transport and Trading/
 Royal Dutch Petroleum           United Kingdom/Netherlands         1.32
Unilever                         Netherlands                        1.27
Continental                      Germany                            1.03
Diageo                           United Kingdom                      .92
Vodafone                         United Kingdom                      .86
E.ON                             Germany                             .84
Fresenius Medical Care           Germany                             .82
Lloyds TSB Group                 United Kingdom                      .81


                                                                                             Shares or            Market
                                                                                             principal             value
EQUITY SECURITIES (common and preferred stocks and convertible                                  amount             (000)
  debentures) - 83.88%

COMMERCIAL BANKS  -  7.67%
Lloyds TSB Group PLC (United Kingdom)                                                       23,990,000      $    189,340
Societe Generale (France)                                                                    2,210,000           187,425
Shinhan Financial Group Co., Ltd. (South Korea)                                             10,688,000           173,249
Royal Bank of Scotland Group PLC (United Kingdom)                                            4,655,000           140,394
ABN AMRO Holding NV (Netherlands)                                                            6,324,440           134,090
Bank of America Corp. (acquired FleetBoston Financial Corp.) (USA)                           1,477,650           122,837
HSBC Holdings PLC (United Kingdom)                                                           5,562,063            82,399
HSBC Holdings PLC (Hong Kong)                                                                2,072,282            31,243
Toronto-Dominion Bank (Canada)                                                               2,544,700            84,780
DnB NOR ASA (formerly DnB Holding ASA) (Norway)                                             10,586,100            67,045
Bank Austria Creditanstalt (Austria)                                                         1,006,806            57,157
Credit Agricole SA (France)                                                                  2,000,000            49,130
Svenska Handelsbanken Group, Class A (Sweden)                                                2,415,000            46,936
Westpac Banking Corp. (Australia)                                                            3,511,015            43,512
UFJ Holdings, Inc. (Japan)                                                                       7,000            34,738
Wachovia Corp. (USA)                                                                           724,000            34,180
U.S. Bancorp (USA)                                                                           1,200,000            33,720
Skandinaviska Enskilda Banken AB, Class A (Sweden)                                           2,180,000            31,411
Bank of Nova Scotia (Canada)                                                                 1,200,000            30,117
ForeningsSparbanken AB, Class A (Sweden)                                                     1,600,000            29,702
Wells Fargo & Co. (USA)                                                                        500,000            29,400
Chinatrust Financial Holding Co. Ltd. (Taiwan)                                              24,850,000            27,048
ICICI Bank Ltd. (India)                                                                      4,619,700            23,408
Royal Bank of Canada (Canada)                                                                  518,400            22,468
National Australia Bank Ltd. (Australia)                                                     1,000,000            21,584
Bank of the Philippine Islands (Philippines)                                                24,682,176            18,370
Malayan Banking Bhd. (Malaysia)                                                              5,235,300            14,053
HBOS PLC (United Kingdom)                                                                    1,070,000            13,990
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005 (Japan)           510,000,000 units      11,740


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.90%
Portugal Telecom, SGPS, SA (Portugal)                                                       16,519,000           169,884
Telekom Austria AG (Austria) (1)                                                             9,369,300           130,605
Telecom Italia SpA, nonvoting (Italy)                                                       57,035,596           122,942
Chunghwa Telecom Co., Ltd. (Taiwan)                                                         37,483,000            60,692
Chunghwa Telecom Co., Ltd. (ADR)                                                             3,400,000            54,910
Telefonica, SA (Spain)                                                                       6,598,120            95,754
SBC Communications Inc. (USA)                                                                4,000,000            94,800
KT Corp. (ADR) (South Korea)                                                                 3,730,120            65,091
KT Corp.                                                                                       859,940            28,917
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                        2,330,000            78,381
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                      $       9,220,000            10,534
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B
   (Indonesia)                                                                             106,837,500            85,378
Swisscom AG (Switzerland)                                                                      259,389            80,678
TDC A/S (Denmark)                                                                            2,352,568            79,249
Royal KPN NV (Netherlands)                                                                  10,194,600            73,787
BT Group PLC (United Kingdom)                                                               22,000,000            73,724
Verizon Communications Inc. (USA)                                                            2,000,000            69,160
BCE Inc. (Canada)                                                                            2,907,166            58,263
France Telecom, SA (France)                                                                  2,331,500            55,597
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006 (Germany)     Euro   20,000,000            27,130
Deutsche Telekom AG (1)                                                                      1,265,000            21,210
BellSouth Corp. (USA)                                                                        1,364,000            34,045
Telecom Corp. of New Zealand Ltd. (New Zealand)                                              8,118,838            28,112
Singapore Telecommunications Ltd. (Singapore)                                                6,171,000             8,107


PHARMACEUTICALS  -  5.98%
AstraZeneca PLC (Sweden)                                                                     6,440,000           302,548
AstraZeneca PLC  (United Kingdom)                                                              325,000            15,123
Novo Nordisk A/S, Class B (Denmark)                                                          3,776,000           173,313
Bristol-Myers Squibb Co. (USA)                                                               5,540,000           139,996
Forest Laboratories, Inc. (USA) (1)                                                          1,865,000           118,222
Eli Lilly and Co. (USA)                                                                      1,550,000           114,188
Merck KGaA (Germany)                                                                         1,791,000            99,951
Pfizer Inc (USA)                                                                             2,235,000            78,985
Sanofi-Synthelabo (France)                                                                   1,194,000            78,782
Shionogi & Co., Ltd. (Japan)                                                                 4,413,000            72,595
Elan Corp., PLC (ADR) (Ireland) (1)                                                          3,055,500            71,774
ALTANA AG (Germany)                                                                          1,050,000            68,820
Sepracor Inc. (USA) (1)                                                                      1,300,000            57,837


BEVERAGES & TOBACCO  -  5.31%
Altria Group, Inc. (USA)                                                                     8,285,000           397,431
Diageo PLC (United Kingdom)                                                                 16,137,962           213,955
Foster's Group Ltd. (Australia)                                                             36,939,434           122,235
Imperial Tobacco Group PLC (United Kingdom)                                                  5,091,413           113,186
R.J. Reynolds Tobacco Holdings, Inc. (USA)                                                   1,900,000           106,780
Orkla AS (Norway)                                                                            4,205,714           106,295
Swedish Match AB (Sweden)                                                                    5,500,550            58,060
Gallaher Group PLC (United Kingdom)                                                          4,150,000            50,765
UST Inc. (USA)                                                                                 655,900            24,504
Coca-Cola HBC SA (Greece)                                                                      618,982            15,432
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                            353,700            15,188
SABMiller PLC (South Africa)                                                                   850,716            10,266
Wolverhampton & Dudley Breweries, PLC (United Kingdom)                                         164,256             2,472


OIL & GAS  -  4.64%
"Shell" Transport and Trading Co., PLC (United Kingdom)                                     22,500,000           162,439
"Shell" Transport and Trading Co., PLC (ADR)                                                 1,325,000            58,008
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                  960,000            48,086
Royal Dutch Petroleum Co.                                                                      780,000            39,205
Shell Canada Ltd. (Canada)                                                                   3,082,200           144,576
Petro-Canada (Canada)                                                                        2,533,000           111,807
Norsk Hydro ASA (Norway)                                                                     1,529,100            94,684
Husky Energy Inc. (Canada)                                                                   4,285,000            77,669
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                       1,550,000            40,455
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                               1,160,000            26,726
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005 (USA)                  2,480,000  units     34,522
Williams Companies, Inc.                                                                     1,337,300            15,927
Canadian Oil Sands Trust (Canada) (2)                                                        1,248,800            38,902
Canadian Oil Sands Trust                                                                       351,720            10,957
Sunoco, Inc. (USA)                                                                             658,900            40,542
ENI SpA (Italy)                                                                              1,500,000            30,730
Kinder Morgan, Inc. (USA)                                                                      500,000            30,000
TOTAL SA (ADR) (France)                                                                        250,000            23,520
Unocal Corp. (USA)                                                                             540,000            19,240
Sasol Ltd. (South Africa)                                                                    1,100,000            17,076
Enbridge Inc. (Canada)                                                                         453,641            16,761


METALS & MINING  -  4.04%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                3,138,800           134,232
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                               747,000            37,873
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                           3,569,800           120,052
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred  (2)                            20,000            18,140
Barrick Gold Corp. (Canada)                                                                  6,090,000           125,880
Phelps Dodge Corp. (USA) (1)                                                                 1,500,000           101,850
Gold Fields Ltd. (South Africa)                                                              6,500,000            77,209
AngloGold Ashanti Ltd. (formerly Anglogold Ltd.)  (South Africa)                             2,000,000            70,262
Newcrest Mining Ltd. (Australia)                                                             6,000,000            55,232
Impala Platinum Holdings Ltd. (South Africa)                                                   702,389            51,948
BHP Billiton Ltd. (Australia)                                                                4,500,000            38,883
Xstrata PLC (United Kingdom)                                                                 3,000,000            37,878
Alcan Inc. (Canada)                                                                            826,200            33,015
POSCO (South Korea)                                                                            153,000            18,469
Arcelor SA 3.875% convertible preferred 2005 (Luxembourg)                                      410,000            10,167
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                7,624,000             7,239
WMC Resources Ltd (Australia)                                                                  638,500             2,085


INSURANCE  -  3.75%
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                 15,309,000           136,553
PartnerRe Holdings Ltd. (polynational)                                                       1,875,000           104,775
Willis Group Holdings Ltd. (polynational)                                                    2,750,000            98,065
Sompo Japan Insurance Inc. (Japan)                                                          10,424,000            92,503
Allstate Corp. (USA)                                                                         1,700,000            74,766
Chubb Corp. (USA)                                                                            1,027,000            69,189
Cathay Financial Holding Co., Ltd. (Taiwan)                                                 39,000,000            67,241
XL Capital Ltd., Class A (USA)                                                                 655,000            48,896
Berkshire Hathaway Inc., Class A (USA) (1)                                                         444            39,516
Millea Holdings, Inc. (Japan)                                                                    2,766            37,160
QBE Insurance Group Ltd. (Australia)                                                         2,950,970            26,131
Aioi Insurance Co. Ltd. (Japan)                                                              5,561,000            24,344
NIPPONKOA Insurance Co., Ltd. (Japan)                                                        3,725,000            21,720
Sun Life Financial Inc. (Canada)                                                               726,480            19,725
Travelers Property Casualty Corp. 4.50% convertible subordinated note 2032 (USA)     $         500,000            11,930
AEGON NV (Netherlands)                                                                         102,199             1,237


FOOD PRODUCTS  -  3.20%
Unilever NV (Netherlands)                                                                    2,525,000           165,835
Unilever NV (New York registered)                                                            1,978,000           130,489
Koninklijke Numico NV, Class C (Netherlands) (1)                                             4,830,000           153,608
Nissin Food Products Co., Ltd. (Japan)                                                       5,520,000           135,452
Nestle SA (Switzerland)                                                                        468,000           121,675
Unilever PLC (United Kingdom)                                                                2,100,000            19,939
Groupe Danone (France)                                                                         104,500            18,069


AUTOMOBILES  -  2.91%
Toyota Motor Corp. (Japan)                                                                   4,500,000           164,504
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032 (USA)                                                                                2,496,050           133,539
DaimlerChrysler AG (Germany)                                                                 1,881,200            84,034
Fuji Heavy Industries Ltd. (Japan)                                                          13,419,000            66,592
Volkswagen AG, nonvoting preferred (Germany)                                                 2,000,000            58,732
Suzuki Motor Corp. (Japan)                                                                   2,865,000            46,580
Honda Motor Co., Ltd. (Japan)                                                                  905,000            39,700
Bayerische Motoren Werke AG (Germany)                                                          867,000            36,870
Hyundai Motor Co., nonvoting preferred, Series 2 (South Korea)                               1,407,550            29,187
General Motors Corp. (USA)                                                                     375,000            17,021


ELECTRIC UTILITIES  -  2.76%
E.ON AG (Germany)                                                                            2,835,000           196,696
Scottish Power PLC (United Kingdom)                                                         25,760,000           187,036
Korea Electric Power Corp. (South Korea)                                                     6,830,070           109,536
Southern Co. (USA)                                                                           1,450,000            41,934
American Electric Power Co., Inc. (USA)                                                        700,000            22,239
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005 (South Korea)(2)     $      17,700,000            21,970
FPL Group, Inc. (USA)                                                                          300,000            19,125
Xcel Energy Inc. (USA)                                                                         925,000            15,716
Consolidated Edison, Inc. (USA)                                                                362,000            14,212
Ameren Corp. (USA)                                                                             250,000            11,050
DTE Energy Co. (USA)                                                                            87,100             3,502


SPECIALTY RETAIL  -  2.65%
Yamada Denki Co., Ltd. (Japan)                                                               2,891,000            98,551
Lowe's Companies, Inc. (USA)                                                                 1,750,000            93,747
Dixons Group PLC (United Kingdom)                                                           30,882,596            86,101
Kingfisher PLC (United Kingdom)                                                             15,070,288            78,927
Kesa Electricals PLC (United Kingdom)                                                       15,105,010            78,694
Limited Brands, Inc. (USA)                                                                   3,676,900            70,964
Gap, Inc. (USA)                                                                              1,100,000            26,565
Gap, Inc. 5.75% convertible notes 2009 (2)                                           $      15,000,000            23,362
TJX Companies, Inc. (USA)                                                                    1,600,000            39,856
CarMax, Inc. (USA) (1)                                                                         850,000            19,439


CHEMICALS  -  2.38%
Potash Corp. of Saskatchewan Inc. (Canada)                                                   1,233,000           107,296
BASF AG (Germany)                                                                            2,065,000           106,008
L'Air Liquide (France)                                                                         415,000            73,222
Formosa Chemicals & Fibre Corp. (Taiwan)                                                    40,000,000            56,612
Formosa Plastics Corp. (Taiwan)                                                             40,000,000            56,612
Dow Chemical Co. (USA)                                                                       1,250,000            49,875
DSM NV (Netherlands)                                                                           834,828            41,188
Lyondell Chemical Co. (USA)                                                                  2,320,500            38,335
Nan Ya Plastics Corp. (Taiwan)                                                              20,000,000            25,847


DIVERSIFIED FINANCIAL SERVICES  -  2.35%
ING Groep NV (Netherlands)                                                                   7,822,468           176,336
Fortis (Belgium)                                                                             7,034,100           148,193
Fubon Financial Holding Co., Ltd. (Taiwan)                                                 108,978,000           104,567
Deutsche Borse AG (Germany)                                                                  1,265,000            67,436
Brascan Corp., Class A (Canada)                                                              1,905,000            50,257


WIRELESS TELECOMMUNICATION SERVICES  -  1.98%
Vodafone Group PLC (United Kingdom)                                                         84,912,450           199,418
Advanced Info Service PCL (Thailand)                                                        36,520,100            80,214
America Movil SA de CV, Series L (ADR) (Mexico)                                              2,200,000            77,110
Sprint Corp. 7.125% convertible preferred 2004 (USA)                                         2,800,000  units     26,796
Crown Castle International Corp. 6.25% convertible preferred 2012 (USA) (1)                    473,800            21,203
Crown Castle International Corp. (1)                                                            26,014               383
China Unicom Ltd. (China)                                                                   26,534,600            20,258
KDDI Corp. (Japan)                                                                               3,000            16,971
AT&T Wireless Services, Inc. (USA) (1)                                                       1,017,900            14,413
Dobson Communications Corp., Class A (USA) (1)  (2)                                          1,287,280             3,926


INDUSTRIAL CONGLOMERATES  -  1.82%
Tyco International Ltd. (USA)                                                                5,500,000           169,345
Wesfarmers Ltd. (Australia)                                                                  5,640,000           113,873
General Electric Co. (USA)                                                                   3,200,000            99,584
3M Co. (USA)                                                                                   475,000            40,166


MEDIA  -  1.62%
Time Warner Inc. (USA) (1)                                                                   7,360,000           125,414
News Corp. Ltd., preferred (Australia)                                                       5,898,739            50,295
News Corp. Ltd.                                                                              3,505,038            32,491
Mediaset SpA (Italy)                                                                         5,400,000            59,338
John Fairfax Holdings Ltd. (Australia)                                                      15,118,704            37,278
British Sky Broadcasting Group PLC (United Kingdom)                                          1,700,000            19,098
UnitedGlobalCom, Inc., Class A (USA) (1)                                                     2,479,908            18,277
UnitedGlobalCom, Inc., Class A  (1) (2)                                                         20,092               148
Metropole Television (France)                                                                  615,000            16,988
Comcast Corp., Class A (USA) (1)                                                               500,000            14,475
NTL Inc. (USA) (1)                                                                              77,003             4,551


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.47%
Samsung SDI Co., Ltd. (South Korea)                                                            765,000            83,439
Hoya Corp. (Japan)                                                                             530,000            55,945
Flextronics International Ltd. (USA) (1)                                                     3,000,000            52,680
Solectron Corp. (USA) (1)                                                                    8,788,720            48,338
Electrocomponents PLC (United Kingdom)                                                       5,000,000            32,412
Agilent Technologies, Inc. (USA) (1)                                                           950,000            24,415
Delta Electronics, Inc. (Taiwan)                                                            14,885,000            19,817
Murata Manufacturing Co., Ltd. (Japan)                                                         274,000            16,277
Orbotech Ltd. (Israel) (1)                                                                     385,718             7,479
Kyoden Co., Ltd. (Japan)                                                                       200,000             1,587


REAL ESTATE  -  1.45%
Swire Pacific Ltd., Class A (Hong Kong)                                                      7,000,000            45,807
Hongkong Land Holdings Ltd. (Hong Kong)                                                     25,421,800            40,421
Hang Lung Properties Ltd. (Hong Kong)                                                       30,762,000            40,063
Hang Lung Group Ltd. (Hong Kong)                                                            27,537,000            37,099
Japan Real Estate Investment Corp. (Japan)                                                       4,600            31,950
Developers Diversified Realty Corp. (USA)                                                      900,000            30,951
Unibail Holding (France)                                                                       304,000            30,004
Nippon Building Fund, Inc. (Japan)                                                               3,850            28,113
Hysan Development Co. Ltd. (Hong Kong)                                                      16,550,593            26,333
Kimco Realty Corp. (USA)                                                                       525,000            24,124
HKR International Ltd. (Hong Kong) (1)                                                       4,824,800             1,439
Security Capital European Realty (formerly Security Capital Global Realty)
   (Luxembourg) (1) (2)                                                                         82,516             1,395


PAPER & FOREST PRODUCTS  -  1.30%
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                           1,998,300            71,579
Norske Skogindustrier ASA, Class A (Norway)                                                  3,075,000            51,088
UPM-Kymmene Corp. (Finland)                                                                  2,784,000            49,697
Weyerhaeuser Co. (USA)                                                                         540,000            32,659
Stora Enso Oyj (ADR) (Finland)                                                               1,086,300            14,035
Stora Enso Oyj, Class R                                                                      1,000,000            12,794
International Paper Co. (USA)                                                                  600,000            25,158
M-real Oyj, Class B (Finland)                                                                2,369,500            20,211
Sappi Ltd. (South Africa)                                                                    1,239,000            17,449
Aracruz Celulos SA, Class B, preferred nominative (ADR) (Brazil)                               220,000             7,150


HEALTH CARE PROVIDERS & SERVICES  -  1.28%
Fresenius Medical Care AG (Germany)                                                          1,640,000           121,899
Fresenius Medical Care AG, preferred                                                         1,300,000            70,205
CIGNA Corp. (USA)                                                                              900,000            61,020
HCA Inc. (USA)                                                                               1,180,000            45,819


CAPITAL MARKETS  -  1.18%
J.P. Morgan Chase & Co. (USA)                                                                3,900,000           143,676
Allied Capital Corp. (USA)                                                                   3,548,000            95,902
Deutsche Bank AG (Germany)                                                                     462,100            36,492


HOTELS, RESTAURANTS & LEISURE  -  1.16%
Rank Group PLC (United Kingdom)                                                             18,300,000           103,214
InterContinental Hotels Group PLC (United Kingdom)                                           9,823,267            94,169
Harrah's Entertainment, Inc. (USA)                                                             750,000            38,550
Carnival Corp., units (USA)                                                                    700,000            29,827
J D Wetherspoon PLC (United Kingdom)                                                           489,024             2,579
Greene King PLC (United Kingdom)                                                                54,500               910


COMPUTERS & PERIPHERALS  -  1.10%
Hewlett-Packard Co. (USA)                                                                    5,057,500           107,421
Sun Microsystems, Inc. (USA) (1)                                                            20,500,000            86,715
International Business Machines Corp. (USA)                                                    590,000            52,268
Quanta Computer Inc. (Taiwan)                                                                4,212,461             9,347


AUTO COMPONENTS  -  1.03%
Continental AG (Germany)                                                                     5,321,750           240,642
TI Automotive Ltd., Class A (United Kingdom) (1) (3)                                         1,068,000                 0


MULTI-UTILITIES & UNREGULATED POWER  -  0.99%
National Grid Transco PLC (United Kingdom)                                                  13,745,000           108,797
National Grid Transco PLC (ADR)                                                                439,725            17,677
Dominion Resources, Inc. (USA)                                                                 400,000            25,188
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                 365,400  units     19,852
Equitable Resources, Inc. (USA)                                                                525,000            25,410
Duke Energy Corp. (USA)                                                                        986,700            19,675
United Utilities PLC (United Kingdom)                                                        1,000,000             9,953
United Utilities PLC, Class A                                                                  555,555             3,487


FOOD & STAPLES RETAILING  -  0.83%
AEON Co., Ltd. (Japan)                                                                       1,203,000            49,145
Woolworths Ltd. (Australia)                                                                  5,591,041            46,792
Koninklijke Ahold NV (Netherlands) (1)                                                       5,959,232            46,109
Loblaw Companies Ltd. (Canada)                                                                 630,000            29,242
Albertson's, Inc. (USA)                                                                        600,000            14,058
Coles Myer Ltd. (Australia)                                                                  1,258,489             7,672


GAS UTILITIES  -  0.77%
Gas Natural SDG, SA (Spain)                                                                  6,017,700           144,745
NiSource Inc.  (USA)                                                                           900,000            18,234
Hong Kong and China Gas Co. Ltd. (Hong Kong)                                                 9,497,000            15,171
Tokyo Gas Co., Ltd. (Japan)                                                                    338,000             1,205


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.77%
ASML Holding NV (New York registered)(Netherlands) (1)                                       2,000,000            35,220
ASML Holding NV 5.50% convertible notes 2010                                         Euro   17,450,000            28,333
Agere Systems Inc. 6.50% convertible notes 2009 (USA)                                $      34,000,000            41,693
Agere Systems Inc., Class A (1)                                                              6,465,156            16,421
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                    19,368,720            32,523
KLA-Tencor Corp. (USA) (1)                                                                     300,000            14,454
Texas Instruments Inc. (USA)                                                                   400,000            10,444


HOUSEHOLD DURABLES  -  0.73%
Daito Trust Construction Co., Ltd. (Japan)                                                   4,596,700           166,358
Sony Corp. (Japan)                                                                             135,400             4,974


THRIFTS & MORTGAGE FINANCE  -  0.65%
Washington Mutual, Inc. (USA)                                                                2,000,000            87,360
Freddie Mac (USA)                                                                              600,000            35,034
Fannie Mae (USA)                                                                               440,000            29,788


OFFICE ELECTRONICS  -  0.54%
Xerox Corp. (USA) (1)                                                                        6,500,000            88,010
Xerox Capital Trust II 7.50% convertible preferred 2021 (2)                                    500,000            38,360


ELECTRICAL EQUIPMENT  -  0.54%
Schneider SA (France)                                                                        1,300,000            87,915
Furukawa Electric Co., Ltd. (Japan) (1)                                                      9,900,000            37,367


OTHER  -  3.25%
Target Corp. (USA)                                                                           1,797,500            80,348
Singapore Technologies Engineering Ltd. (Singapore)                                         54,700,000            62,514
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation
   certificates (Mexico)                                                                    23,396,100            61,100
QUALCOMM Inc. (USA)                                                                            900,000            60,363
Qantas Airways Ltd. (Australia)                                                             23,179,918            56,161
Compuware Corp. (USA) (1)                                                                    5,250,600            41,742
Uni-Charm Corp. (Japan)                                                                        653,000            32,405
Capital One Financial Corp. 6.25% Upper DECS 2005 (USA)                                        600,000  units     30,636
Sonoco Products Co. (USA)                                                                    1,200,000            29,880
Brambles Industries Ltd. (Australia)                                                         6,600,000            27,925
Sandvik AB (Sweden)                                                                            818,100            27,743
Asahi Diamond Industrial Co., Ltd. (Japan) (4)                                               3,950,000            22,562
Baxter International Inc. 7.00% convertible preferred 2006 (USA)                               400,000  units     21,420
Motorola, Inc. 7.00% convertible preferred 2004 (USA)                                          400,000  units     20,736
Microsoft Corp. (USA)                                                                          750,000            19,763
IHC Caland NV (Netherlands)                                                                    418,259            19,530
Li & Fung Ltd. (Hong Kong)                                                                  13,000,000            19,349
Smurfit-Stone Container Corp. (USA) (1)                                                        974,200            17,691
Schlumberger Ltd. (USA)                                                                        300,000            17,151
TPG NV (Netherlands)                                                                           716,400            15,975
Singapore Post Private Ltd. (Singapore)                                                     32,160,000            15,630
Brambles Industries PLC (United Kingdom)                                                     4,000,000            15,510
Vedior NV (Netherlands)                                                                        985,700            14,557
Fluor Corp. (USA)                                                                              257,900            10,424
Corning Inc. 3.50% convertible debentures 2008 (USA)                                 $       7,000,000             9,476
Zhejiang Expressway Co. Ltd., Class H (China)                                                8,347,300             5,730
Volvo AB, Class B (Sweden)                                                                      19,400               628
Ainax AB (Sweden) (1) (3)                                                                        1,251                39


MISCELLANEOUS  -  4.88%
Other equity securities in initial period of acquisition                                                       1,137,869


TOTAL EQUITY SECURITIES (cost: $16,135,527,000)                                                               19,536,047



                                                                                             Principal            Market
                                                                                                amount             value
BONDS & NOTES - 0.66%                                                                            (000)             (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.22%
Solectron Corp. 9.625% 2009                                                          $           40,000           42,400
Flextronics International Ltd. 6.50% 2013                                                       10,000             9,750


WIRELESS TELECOMMUNICATION SERVICES  -  0.20%
AT&T Wireless Services, Inc. 8.125% 2012                                                        40,750            47,166


FOOD & STAPLES RETAILING  -  0.10%
Ahold Finance U.S.A., Inc.:
!8.25% 2010                                                                                     12,990            13,574
!6.25% 2009                                                                                      9,065             8,816


OIL & GAS  -  0.10%
El Paso Corp. 7.875% 2012                                                                       14,500            12,832
Premcor Refining Group Inc. 7.50% 2015                                                           8,000             8,180


HEALTH CARE PROVIDERS & SERVICES  -  0.04%
HCA - The Healthcare Co. 8.75% 2010                                                              9,000            10,136


PAPER & FOREST PRODUCTS  -  0.00%
APP International Finance Co. BV 11.75% 2005 (5)                                                 1,150               538



TOTAL BONDS & notes (cost: $138,324,000)                                                                         153,392



                                                                                             Principal            Market
                                                                                                amount             value
SHORT-TERM SECURITIES - 14.78%                                                                   (000)             (000)

CORPORATE SHORT-TERM NOTES  -  13.12%
HBOS Treasury Services PLC 1.04%-1.175% due 6/2-8/20/2004                            $          150,00    $      149,787
Spintab AB (Swedmortgage) 1.08%-1.20% due 7/19-9/2/2004                                        150,000           149,629
Toyota Motor Credit Corp. 1.04%-1.06% due 6/21-7/13/2004                                        82,700            82,618
Toyota Credit Puerto Rico 1.04%-1.10% due 7/7-7/21/2004                                         50,000            49,933
Svenska Handelsbanken Inc. 1.09%-1.15% due 8/3-8/10/2004                                        75,000            74,822
Stadshypotek Delaware Inc. 1.02% due 6/8/2004 (2)                                               50,000            49,989
ING (U.S.) Funding LLC 1.07%-1.12% due 7/14-7/26/2004                                          119,460           119,277
Barton Capital Corp. 1.03%-1.08% due 6/8-7/26/2004 (2)                                         110,000           109,873
Old Line Funding, LLC 1.04%-1.13% due 6/10-7/20/2004 (2)                                        69,900            69,838
Thunder Bay Funding, LLC 1.04% due 6/10/2004 (2)                                                25,000            24,993
Royal Bank of Canada 1.025% due 6/1/2004                                                        13,200            13,200
Amsterdam Funding Corp. 1.03% due 6/4-6/23/2004 (2)                                            100,700           100,664
Dexia Delaware LLC 1.035% due 6/2-6/14/2004                                                    100,000            99,977
BNP Paribas Finance Inc. 1.03%-1.21% due 6/18-8/25/2004                                        100,000            99,864
Bank of Ireland 1.04%-1.11% due 6/7-8/20/2004 (2)                                              100,000            99,848
American Honda Finance Corp. 1.00%-1.08% due 6/4-7/22/2004                                      97,500            97,429
European Investment Bank 1.04%-1.06% due 7/16-7/20/2004                                         91,100            90,968
DuPont (E.I.) de Nemours & Co. 1.03%-1.04% due 7/7-7/14/2004                                    86,500            86,396
KfW International Finance Inc. 1.01% due 6/3-6/29/2004 (2)                                      82,000            81,979
Bank of America Corp. 1.02%-1.10% due 6/7-8/10/2004                                             81,900            81,751
Siemens Capital Co. LLC 1.01% due 6/24-7/14/2004                                                78,400            78,332
CBA (Delaware) Finance Inc. 1.05%-1.085% due 7/6-8/9/2004                                       78,000            77,848
Sheffield Receivables Corp. 1.03% due 6/2-6/7/2004 (2)                                          42,000            41,994
Barclays U.S. Funding Corp. 1.22% due 8/25/2004                                                 35,000            34,900
Edison Asset Securitization LLC 1.04%-1.21% due 6/9-8/16/2004 (2)                               75,000            74,905
CDC Commercial Paper Corp. 1.05%-1.07% due 7/13-7/19/2004 (2)                                   75,000            74,894
Westpac Capital Corp. 1.02%-1.09% due 6/30-8/23/2004                                            75,000            74,880
J.P. Morgan Chase & Co. 1.14% due 8/11/2004                                                     75,000            74,811
Nestle Capital Corp. 1.00%-1.01% due 6/8-6/15/2004 (2)                                          74,800            74,774
UBS Finance (Delaware) LLC 1.10%-1.13% due 7/27-8/9/2004                                        73,200            73,039
Toronto-Dominion Holdings USA Inc. 1.04%-1.075% due 6/16-7/27/2004                              71,000            70,906
NBNZ International Ltd. 1.04%-1.20% due 6/14-8/24/2004 (2)                                      70,000            69,876
Canadian Imperial Holdings Inc. 1.05%-1.06% due 6/29-7/15/2004                                  65,000            64,933
BASF AG 1.03%-1.04% due 6/25-6/30/2004 (2)                                                      59,000            58,954
Pfizer Inc 1.01% due 6/28/2004 (2)                                                              50,000            49,961
GlaxoSmithKline Finance PLC 1.03%-1.10% due 6/23-7/26/2004                                      50,000            49,941
Rabobank USA Financial Corp. 1.06% due 7/22/2004                                                50,000            49,921
DaimlerChrysler Revolving Auto Conduit LLC 1.03%-1.05% due 6/22-6/24/2004                       46,565            46,534
Canadian Wheat Board 0.99%-1.08% due 6/1-8/17/2004                                              44,500            44,420
Clipper Receivables Company, LLC 1.06% due 7/30/2004 (2)                                        40,000            39,920
Royal Bank of Scotland PLC 1.03%-1.07% due 6/15-7/13/2004                                       33,000            32,962
Wal-Mart Stores Inc. 1.01% due 6/15/2004 (2)                                                    30,000            29,987
Private Export Funding Corp. 1.04% due 8/4/2004 (2)                                             21,000            20,954
Telstra Corp. Ltd. 1.05% due 6/30/2004                                                          14,000            13,988


CERTIFICATES OF DEPOSIT  -  0.71%
Wells Fargo & Co. 1.02%-1.11% due 6/7-7/27/2004                                                115,000           114,997
Credit Agricole Indosuez N.A. Inc. 1.05% due 7/21/2004                                          50,000            49,996


U.S. TREASURIES  -  0.58%
U.S. Treasury Bills 0.93%-1.04% due 6/3-8/19/2004                                              134,600           134,339


FEDERAL AGENCY DISCOUNT NOTES  -  0.37%
Federal Farm Credit Banks 1.02%-1.03% due 8/11-8/16/2004                                        38,590            38,495
International Bank for Reconstruction and Development 0.985% due 6/1/2004                       34,600            34,599
Fannie Mae 1.06% due 7/21/2004                                                                  12,700            12,681


TOTAL SHORT-TERM SECURITIES (cost: $3,441,783,000)                                                             3,441,576


TOTAL INVESTMENT SECURITIES (cost: $19,715,634,000)                                                           23,131,015
New Taiwanese Dollar (cost: $5,526,000)                                                     NT$182,768             5,480
OTHER ASSETS LESS LIABILITIES                                                                                    152,861

NET ASSETS                                                                                                   $23,289,356

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) The fund owns 5.46% of the outstanding voting securities of Asahi Diamond
    Industrial Co., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts


See Notes to Financial Statements


Equity Securities Appearing in the Portfolio Since November 30, 2003:

3M
AEON
Ainax
Alcan
ALTANA
BASF
Baxter International
BellSouth
BHP Billiton
British Sky Broadcasting Group
Cathay Financial Holding
Chinatrust Financial
Compuware
Continental
Credit Agricole
DaimlerChrysler
Delta Electronics
Deutsche Borse
ForeningsSparbanken
Fubon Financial Holding
Furukawa Electric
Hong Kong and China Gas
ICICI Bank
Kinder Morgan
L'Air Liquide
Lloyds TSB Group
Metropole Television
Sandvik
Shinhan Financial Group
TJX Companies
Tokyo Gas
TOTAL
U.S. Bancorp
UFJ Holdings
Volkswagen
Weyerhaeuser
Willis Group Holdings
WMC Resources



EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE NOVEMBER 30, 2003:

Alumina
Antena 3 Television
BAE SYSTEMS
Dell
DEPFA BANK
Deutsche Lufthansa
EMI Group
Holmen
Hong Kong Exchanges and Clearing
Housing Development Finance
Infosys Technologies
Investor
Juniper Networks
Kerry Properties
Linear Technology
Nissan Motor
NTL Europe
Plum Creek Timber
Raytheon
Samsung Electronics
SCMP Group
SM Prime Holdings
Sun Hung Kai Properties
TELUS
Viacom
Wharf (Holdings)


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at May 31, 2004                               (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $19,694,539)                                                   $23,108,453
  Affiliated issuers (cost: $21,095)                                                              22,562             $23,131,015
 Cash denominated in non-U.S. currencies
  (cost: $5,526)                                                                                                           5,480
 Cash                                                                                                                     31,805
 Receivables for:
  Sales of investments                                                                            27,557
  Sales of fund's shares                                                                          98,160
  Dividends and interest                                                                          68,356
  Other                                                                                              659                 194,732
                                                                                                                      23,363,032
LIABILITIES:
 Payables for:
  Purchases of investments                                                                        39,974
  Repurchases of fund's shares                                                                    12,483
  Investment advisory services                                                                     7,687
  Services provided by affiliates                                                                 12,435
  Deferred Directors' compensation                                                                   625
  Other fees and expenses                                                                            472                  73,676
NET ASSETS AT MAY 31, 2004                                                                                            23,289,356

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                          $19,101,795
 Undistributed net investment income                                                                                     105,776
 Undistributed net realized gain                                                                                         666,280
 Net unrealized appreciation                                                                                           3,415,505
NET ASSETS AT MAY 31, 2004                                                                                           $23,289,356


Total authorized capital stock - 1,000,000 shares, $.01 par value
                                                                          Net assets       Shares outstanding    Net asset value
                                                                                                                   per share (1)

Class A                                                                   $19,520,865            645,702                 $30.23
Class B                                                                       901,913             29,969                  30.09
Class C                                                                     1,228,710             40,929                  30.02
Class F                                                                       820,273             27,166                  30.19
Class 529-A                                                                   177,538              5,880                  30.19
Class 529-B                                                                    30,397              1,010                  30.10
Class 529-C                                                                    54,993              1,827                  30.10
Class 529-E                                                                     9,609                319                  30.16
Class 529-F                                                                     3,350                111                  30.19
Class R-1                                                                      10,715                356                  30.10
Class R-2                                                                     122,889              4,091                  30.04
Class R-3                                                                     160,551              5,329                  30.13
Class R-4                                                                      84,455              2,796                  30.21
Class R-5                                                                     163,098              5,393                  30.25
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $32.07 and
    $32.03, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                 (dollars in thousands)
for the six months ended May 31, 2004                                unaudited

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $32,024; also includes
            $217 from affiliates)                                                                 $298,742
  Interest                                                                                          28,511                $327,253

 Fees and expenses:
  Investment advisory services                                                                      42,190
  Distribution services                                                                             33,735
  Transfer agent services                                                                            8,650
  Administrative services                                                                            2,437
  Reports to shareholders                                                                              455
  Registration statement and prospectus                                                              1,099
  Postage, stationery and supplies                                                                     811
  Directors' compensation                                                                              165
  Auditing and legal                                                                                    87
  Custodian                                                                                          2,624
  State and local taxes                                                                                184
  Other                                                                                                 75
  Total expenses before reimbursement                                                               92,512
   Reimbursement of expenses                                                                           183                  92,329
 Net investment income                                                                                                     234,924

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments                                                                                      666,073
  Non-U.S. currency transactions                                                                     2,786                 668,859
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                      387,207
  Non-U.S. currency translations                                                                      (393)                386,814
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                                 1,055,673
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                        $1,290,597

See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                              Six months              Year ended
                                                                                           ended May 31,            November 30,
                                                                                                   2004*                    2003
OPERATIONS:
 Net investment income                                                                          $234,924                $322,900
 Net realized gain on investments and
  non-U.S. currency transactions                                                                 668,859                 236,987
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                              386,814               2,768,342
  Net increase in net assets
   resulting from operations                                                                   1,290,597               3,328,229

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income and currency gains                                        (201,408)               (272,642)
 Distributions from net realized gain
  on investments                                                                                (174,978)                      -
   Total dividends and distributions paid
    to shareholders                                                                             (376,386)               (272,642)

CAPITAL SHARE TRANSACTIONS                                                                     5,631,380               3,020,303

TOTAL INCREASE IN NET ASSETS                                                                   6,545,591               6,075,890

NET ASSETS:
 Beginning of period                                                                          16,743,765              10,667,875
 End of period (including
  undistributed net investment income:
  $105,776 and $72,260,
  respectively)                                                                              $23,289,356             $16,743,765

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2004, non-U.S. taxes paid on realized gains were $12,951,000. As of May 31, 2004, there were no non-U.S. taxes provided on unrealized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; amortization of premiums; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of May 31, 2004, the cost of investment securities, and cash denominated in non-U.S. currencies, for federal income tax purposes was $19,723,118,000.

As of May 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains
                                                                                                             $334,645
Undistributed short-term capital gains                                                                         75,511
Undistributed long-term capital gains                                                                         365,073
Gross unrealized appreciation on investment securities                                                      3,871,234
Gross unrealized depreciation on investment securities                                                      (457,857)


The tax character of distributions paid to shareholders was as follows
  (dollars in thousands):

                                                   DISTRIBUTIONS FROM ORDINARY INCOME
                                                                                                 DISTRIBUTIONS               TOTAL
                                                NET INVESTMENT INCOME         SHORT-TERM        FROM LONG-TERM       DISTRIBUTIONS
SHARE CLASS                                       AND CURRENCY GAINS       CAPITAL GAINS         CAPITAL GAINS                PAID

SIX MONTHS ENDED MAY 31, 2004
Class A                                                    $ 179,000           $ 39,673             $ 113,259            $ 331,932
Class B                                                        4,823              1,491                 4,258               10,572
Class C                                                        5,869              1,752                 4,998               12,619
Class F                                                        6,389              1,306                 3,726               11,421
Class 529-A                                                    1,268                256                   731                2,255
Class 529-B                                                      138                 48                   139                  325
Class 529-C                                                      243                 83                   235                  561
Class 529-E                                                       60                 14                    40                  114
Class 529-F                                                       21                  4                    11                   36
Class R-1                                                         46                 14                    39                   99
Class R-2                                                        549                160                   456                1,165
Class R-3                                                        955                220                   626                1,801
Class R-4                                                        471                 72                   204                  747
Class R-5                                                      1,576                302                   861                2,739
Total                                                      $ 201,408           $ 45,395             $ 129,583            $ 376,386

YEAR ENDED NOVEMBER 30, 2003
Class A                                                    $ 254,064                  -                     -            $ 254,064
Class B                                                        4,808                  -                     -                4,808
Class C                                                        4,321                  -                     -                4,321
Class F                                                        5,139                  -                     -                5,139
Class 529-A                                                    1,080                  -                     -                1,080
Class 529-B                                                      138                  -                     -                  138
Class 529-C                                                      225                  -                     -                  225
Class 529-E                                                       49                  -                     -                   49
Class 529-F                                                       16                  -                     -                   16
Class R-1                                                         27                  -                     -                   27
Class R-2                                                        421                  -                     -                  421
Class R-3                                                        512                  -                     -                  512
Class R-4                                                        146                  -                     -                  146
Class R-5                                                      1,696                  -                     -                1,696
Total                                                      $ 272,642                  -                     -            $ 272,642

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.385% on such assets in excess of $17 billion. During the six months ended May 31, 2004, CRMC voluntarily reduced fees for investment advisory services by continuing the series of rates to include an additional annual rate of 0.380% on daily net assets in excess of $21 billion. As a result, for the six months ended May 31, 2004, the fee shown on the accompanying financial statements of $42,190,000, which was equivalent to an annualized rate of 0.404%, was voluntarily reduced by $18,000 to $42,172,000. The annualized rate was not affected by this voluntary reduction of fees.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         SHARE CLASS                                       CURRENTLY APPROVED LIMITS            PLAN LIMITS
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described on the previous page for the six months ended May 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                             ADMINISTRATIVE
                                                                                                        SERVICES
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $22,983          $8,238         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          3,760             412          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          4,871          Included             $730               $135            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           856           Included             514                 90             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         124           Included             106                 10                  $70
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         126           Included              19                  7                   13
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         221           Included              33                  9                   22
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         19            Included              6                   1                   4
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          3            Included              2                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          39            Included              6                   3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          344           Included              69                 285            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          316           Included              95                 86             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          73            Included              44                  4             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              71                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $33,735          $8,650             $1,695              $632                 $110
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $94,000 in current fees (either paid in cash or deferred) and a net increase of $71,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            REINVESTMENTS OF
SHARE CLASS                                                      SALES(1)                             DIVIDENDS AND DISTRIBUTIONS
                                                         AMOUNT              SHARES                   AMOUNT               SHARES
SIX MONTHS ENDED MAY 31, 2004
Class A                                             $ 4,457,401             146,460                $ 315,275               10,760
Class B                                                 351,557              11,595                   10,251                  351
Class C                                                 614,899              20,326                   12,082                  415
Class F                                                 379,745              12,480                   10,181                  347
Class 529-A                                              80,317               2,647                    2,254                   77
Class 529-B                                              11,800                 390                      325                   11
Class 529-C                                              24,829                 821                      561                   19
Class 529-E                                               4,314                 142                      114                    4
Class 529-F                                               1,912                  63                       36                    1
Class R-1                                                 6,038                 199                       99                    3
Class R-2                                                71,542               2,357                    1,164                   40
Class R-3                                                96,094               3,169                    1,798                   61
Class R-4                                                64,604               2,120                      747                   25
Class R-5                                                51,805               1,706                    2,388                   82
Total net increase
   (decrease)                                       $ 6,216,857             204,475                $ 357,275               12,196

YEAR ENDED NOVEMBER 30, 2003
Class A                                             $ 3,476,313             140,934                $ 237,800               10,000
Class B                                                 259,243              10,380                    4,639                  194
Class C                                                 418,374              16,667                    4,056                  169
Class F                                                 433,428              17,892                    4,586                  190
Class 529-A                                              50,028               2,023                    1,080                   45
Class 529-B                                               9,652                 396                      138                    6
Class 529-C                                              16,305                 665                      225                    9
Class 529-E                                               3,123                 128                       49                    2
Class 529-F                                               1,100                  46                       16                    1
Class R-1                                                 4,397                 180                       27                    1
Class R-2                                                49,218               2,044                      421                   17
Class R-3                                                69,964               2,827                      511                   21
Class R-4                                                24,692                 964                      145                    6
Class R-5                                                41,012               1,628                    1,282                   53
Total net increase
   (decrease)                                       $ 4,856,849             196,774                $ 254,975               10,714




SHARE CLASS                                                       REPURCHASES(1)                             NET INCREASE
                                                            AMOUNT             SHARES                 AMOUNT             SHARES
SIX MONTHS ENDED MAY 31, 2004
Class A                                                 $ (766,057)           (25,260)           $ 4,006,619            131,960
Class B                                                    (24,380)              (807)               337,428             11,139
Class C                                                    (42,729)            (1,424)               584,252             19,317
Class F                                                    (63,691)            (2,095)               326,235             10,732
Class 529-A                                                 (2,372)               (78)                80,199              2,646
Class 529-B                                                   (313)               (10)                11,812                391
Class 529-C                                                 (1,157)               (38)                24,233                802
Class 529-E                                                   (147)                (5)                 4,281                141
Class 529-F                                                   (149)                (5)                 1,799                 59
Class R-1                                                     (602)               (20)                 5,535                182
Class R-2                                                   (9,701)              (321)                63,005              2,076
Class R-3                                                  (17,532)              (580)                80,360              2,650
Class R-4                                                   (6,455)              (212)                58,896              1,933
Class R-5                                                   (7,467)              (248)                46,726              1,540
Total net increase
   (decrease)                                           $ (942,752)           (31,103)           $ 5,631,380            185,568

YEAR ENDED NOVEMBER 30, 2003
Class A                                               $ (1,776,963)           (76,452)           $ 1,937,150             74,482
Class B                                                    (32,120)            (1,375)               231,762              9,199
Class C                                                    (71,149)            (3,097)               351,281             13,739
Class F                                                   (185,371)            (8,093)               252,643              9,989
Class 529-A                                                 (1,204)               (51)                49,904              2,017
Class 529-B                                                   (166)                (7)                 9,624                395
Class 529-C                                                   (336)               (14)                16,194                660
Class 529-E                                                    (92)                (4)                 3,080                126
Class 529-F                                                     -*                 (1)                 1,116                 46
Class R-1                                                     (341)               (13)                 4,083                168
Class R-2                                                   (6,714)              (281)                42,925              1,780
Class R-3                                                   (9,216)              (382)                61,259              2,466
Class R-4                                                   (4,158)              (175)                20,679                795
Class R-5                                                   (3,691)              (152)                38,603              1,529
Total net increase
   (decrease)                                         $ (2,091,521)           (90,097)           $ 3,020,303            117,391

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of May 31, 2004, the total value of restricted securities was $1,219,606,000, which represented 5.24% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,121,984,000 and $2,027,265,000, respectively, during the six months ended May 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended May 31, 2004, the custodian fee of $2,624,000 included $7,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

                                                                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS(2)
                                                                                                             NET
                                                                NET ASSET                          GAINS (LOSSES)
                                                                   VALUE,              NET         ON SECURITIES     TOTAL FROM
                                                                BEGINNING       INVESTMENT        (BOTH REALIZED     INVESTMENT
                                                                OF PERIOD           INCOME        AND UNREALIZED)    OPERATIONS
CLASS A:
 Six months ended 5/31/2004 (5)                                    $28.62             $.35                 $1.87          $2.22
 Year ended 11/30/2003                                              22.80              .65                  5.73           6.38
 Year ended 11/30/2002                                              24.29              .52                 (1.53)         (1.01)
 Year ended 11/30/2001                                              28.29              .53                  (.90)          (.37)
 Year ended 11/30/2000                                              29.03              .62                  1.20           1.82
 Year ended 11/30/1999                                              27.15              .48                  4.17           4.65
CLASS B:
 Six months ended 5/31/2004 (5)                                     28.50              .25                  1.84           2.09
 Year ended 11/30/2003                                              22.72              .45                  5.72           6.17
 Year ended 11/30/2002                                              24.21              .27                 (1.45)         (1.18)
 Year ended 11/30/2001                                              28.21              .31                  (.87)          (.56)
 Period from 3/15/2000 to 11/30/2000                                29.57              .32                 (1.41)         (1.09)
CLASS C:
 Six months ended 5/31/2004 (5)                                     28.43              .24                  1.85           2.09
 Year ended 11/30/2003                                              22.68              .42                  5.71           6.13
 Year ended 11/30/2002                                              24.18              .20                 (1.40)         (1.20)
 Period from 3/15/2001 to 11/30/2001                                25.35              .12                 (1.15)         (1.03)
CLASS F:
 Six months ended 5/31/2004 (5)                                     28.59              .35                  1.85           2.20
 Year ended 11/30/2003                                              22.78              .61                  5.75           6.36
 Year ended 11/30/2002                                              24.27              .31                 (1.34)         (1.03)
 Period from 3/15/2001 to 11/30/2001                                25.40              .27                 (1.15)          (.88)
CLASS 529-A:
 Six months ended 5/31/2004 (5)                                     28.59              .35                  1.85           2.20
 Year ended 11/30/2003                                              22.78              .63                  5.73           6.36
 Period from 2/15/2002 to 11/30/2002                                24.29              .36                 (1.47)         (1.11)
CLASS 529-B:
 Six months ended 5/31/2004 (5)                                     28.51              .22                  1.85           2.07
 Year ended 11/30/2003                                              22.74              .40                  5.73           6.13
 Period from 2/21/2002 to 11/30/2002                                23.96              .23                 (1.13)          (.90)
CLASS 529-C:
 Six months ended 5/31/2004 (5)                                     28.50              .22                  1.86           2.08
 Year ended 11/30/2003                                              22.74              .41                  5.71           6.12
 Period from 2/22/2002 to 11/30/2002                                23.98              .23                 (1.15)          (.92)
CLASS 529-E:
 Six months ended 5/31/2004 (5)                                     28.56              .30                  1.85           2.15
 Year ended 11/30/2003                                              22.77              .54                  5.73           6.27
 Period from 3/4/2002 to 11/30/2002                                 25.12              .31                 (2.28)         (1.97)
CLASS 529-F:
 Six months ended 5/31/2004 (5)                                     28.59              .35                  1.84           2.19
 Year ended 11/30/2003                                              22.80              .61                  5.72           6.33
 Period from 9/17/2002 to 11/30/2002                                21.79              .08                  1.07           1.15



FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS
                                                                                                             NET
                                                                NET ASSET                           GAINS(LOSSES)
                                                                   VALUE,              NET         ON SECURITIES     TOTAL FROM
                                                                BEGINNING       INVESTMENT        (BOTH REALIZED     INVESTMENT
                                                                OF PERIOD           INCOME        AND UNREALIZED)    OPERATIONS
CLASS R-1:
 Six months ended 5/31/2004 (5)                                    $28.50             $.25                 $1.84          $2.09
 Year ended 11/30/2003                                              22.75              .38                  5.77           6.15
 Period from 6/7/2002 to 11/30/2002                                 25.08              .14                 (2.37)         (2.23)
CLASS R-2:
 Six months ended 5/31/2004 (5)                                     28.45              .25                  1.84           2.09
 Year ended 11/30/2003                                              22.73              .43                  5.71           6.14
 Period from 6/7/2002 to 11/30/2002                                 25.08              .13                 (2.35)         (2.22)
CLASS R-3:
 Six months ended 5/31/2004 (5)                                     28.53              .30                  1.85           2.15
 Year ended 11/30/2003                                              22.77              .50                  5.75           6.25
 Period from 6/6/2002 to 11/30/2002                                 25.42              .17                 (2.52)         (2.35)
CLASS R-4:
 Six months ended 5/31/2004 (5)                                     28.60              .37                  1.84           2.21
 Year ended 11/30/2003                                              22.81              .55                  5.80           6.35
 Period from 6/27/2002 to 11/30/2002                                23.78              .20                 (1.02)          (.82)
CLASS R-5:
 Six months ended 5/31/2004 (5)                                     28.63              .39                  1.88           2.27
 Year ended 11/30/2003                                              22.81              .70                  5.74           6.44
 Period from 5/15/2002 to 11/30/2002                                26.11              .30                 (3.27)         (2.97)


                                                                       DIVIDENDS AND DISTRIBUTIONS

                                                                DIVIDENDS
                                                                (FROM NET    DISTRIBUTIONS                 TOTAL       NET ASSET
                                                               INVESTMENT    (FROM CAPITAL         DIVIDENDS AND      VALUE, END
                                                                   INCOME)           GAINS)        DISTRIBUTIONS       OF PERIOD
CLASS A:
 Six months ended 5/31/2004 (5)                                     $(.32)           $(.29)                $(.61)         $30.23
 Year ended 11/30/2003                                               (.56)               -                  (.56)          28.62
 Year ended 11/30/2002                                               (.48)               -                  (.48)          22.80
 Year ended 11/30/2001                                               (.50)           (3.13)                (3.63)          24.29
 Year ended 11/30/2000                                               (.58)           (1.98)                (2.56)          28.29
 Year ended 11/30/1999                                               (.48)           (2.29)                (2.77)          29.03
CLASS B:
 Six months ended 5/31/2004 (5)                                      (.21)            (.29)                 (.50)          30.09
 Year ended 11/30/2003                                               (.39)               -                  (.39)          28.50
 Year ended 11/30/2002                                               (.31)               -                  (.31)          22.72
 Year ended 11/30/2001                                               (.31)           (3.13)                (3.44)          24.21
 Period from 3/15/2000 to 11/30/2000                                 (.27)               -                  (.27)          28.21
CLASS C:
 Six months ended 5/31/2004 (5)                                      (.21)            (.29)                 (.50)          30.02
 Year ended 11/30/2003                                               (.38)               -                  (.38)          28.43
 Year ended 11/30/2002                                               (.30)               -                  (.30)          22.68
 Period from 3/15/2001 to 11/30/2001                                 (.14)               -                  (.14)          24.18
CLASS F:
 Six months ended 5/31/2004 (5)                                      (.31)            (.29)                 (.60)          30.19
 Year ended 11/30/2003                                               (.55)               -                  (.55)          28.59
 Year ended 11/30/2002                                               (.46)               -                  (.46)          22.78
 Period from 3/15/2001 to 11/30/2001                                 (.25)               -                  (.25)          24.27
CLASS 529-A:
 Six months ended 5/31/2004 (5)                                      (.31)            (.29)                 (.60)          30.19
 Year ended 11/30/2003                                               (.55)               -                  (.55)          28.59
 Period from 2/15/2002 to 11/30/2002                                 (.40)               -                  (.40)          22.78
CLASS 529-B:
 Six months ended 5/31/2004 (5)                                      (.19)            (.29)                 (.48)          30.10
 Year ended 11/30/2003                                               (.36)               -                  (.36)          28.51
 Period from 2/21/2002 to 11/30/2002                                 (.32)               -                  (.32)          22.74
CLASS 529-C:
 Six months ended 5/31/2004 (5)                                      (.19)            (.29)                 (.48)          30.10
 Year ended 11/30/2003                                               (.36)               -                  (.36)          28.50
 Period from 2/22/2002 to 11/30/2002                                 (.32)               -                  (.32)          22.74
CLASS 529-E:
 Six months ended 5/31/2004 (5)                                      (.26)            (.29)                 (.55)          30.16
 Year ended 11/30/2003                                               (.48)               -                  (.48)          28.56
 Period from 3/4/2002 to 11/30/2002                                  (.38)               -                  (.38)          22.77
CLASS 529-F:
 Six months ended 5/31/2004 (5)                                      (.30)            (.29)                 (.59)          30.19
 Year ended 11/30/2003                                               (.54)               -                  (.54)          28.59
 Period from 9/17/2002 to 11/30/2002                                 (.14)               -                  (.14)          22.80



FINANCIAL HIGHLIGHTS (1)                                          (continued)

                                                                         DIVIDENDS AND DISTRIBUTIONS

                                                                DIVIDENDS
                                                                (FROM NET     DISTRIBUTIONS                 TOTAL       NET ASSET
                                                               INVESTMENT     (FROM CAPITAL         DIVIDENDS AND      VALUE, END
                                                                   INCOME)           GAINS)         DISTRIBUTIONS       OF PERIOD
CLASS R-1:
 Six months ended 5/31/2004 (5)                                     $(.20)           $(.29)                $(.49)         $30.10
 Year ended 11/30/2003                                               (.40)               -                  (.40)          28.50
 Period from 6/7/2002 to 11/30/2002                                  (.10)               -                  (.10)          22.75
CLASS R-2:
 Six months ended 5/31/2004 (5)                                      (.21)            (.29)                 (.50)          30.04
 Year ended 11/30/2003                                               (.42)               -                  (.42)          28.45
 Period from 6/7/2002 to 11/30/2002                                  (.13)               -                  (.13)          22.73
CLASS R-3:
 Six months ended 5/31/2004 (5)                                      (.26)            (.29)                 (.55)          30.13
 Year ended 11/30/2003                                               (.49)               -                  (.49)          28.53
 Period from 6/6/2002 to 11/30/2002                                  (.30)               -                  (.30)          22.77
CLASS R-4:
 Six months ended 5/31/2004 (5)                                      (.31)            (.29)                 (.60)          30.21
 Year ended 11/30/2003                                               (.56)               -                  (.56)          28.60
 Period from 6/27/2002 to 11/30/2002                                 (.15)               -                  (.15)          22.81
CLASS R-5:
 Six months ended 5/31/2004 (5)                                      (.36)            (.29)                 (.65)          30.25
 Year ended 11/30/2003                                               (.62)               -                  (.62)          28.63
 Period from 5/15/2002 to 11/30/2002                                 (.33)               -                  (.33)          22.81





                                                                            RATIO OF EXPENSES  RATIO OF EXPENSES       RATIO OF
                                                             NET ASSETS,     TO AVERAGE NET      TO AVERAGE NET      NET INCOME
                                                   TOTAL   END OF PERIOD      ASSETS BEFORE        ASSETS AFTER      TO AVERAGE
                                               RETURN (3)   (IN MILLIONS)     REIMBURSEMENT       REIMBURSEMENT (4)  NET ASSETS
CLASS A:
 Six months ended 5/31/2004 (5)                    7.88%         $19,521                .81%(6)             .81%(6)        2.31%(6)
 Year ended 11/30/2003                             28.52          14,703                .81                 .81            2.70
 Year ended 11/30/2002                             (4.22)         10,016                .82                 .82            2.22
 Year ended 11/30/2001                             (1.81)         10,346                .78                 .78            2.05
 Year ended 11/30/2000                              6.37          10,716                .79                 .79            2.08
 Year ended 11/30/1999                             19.08          10,022                .79                 .79            1.93
CLASS B:
 Six months ended 5/31/2004 (5)                     7.46             902               1.57 (6)            1.57 (6)        1.62 (6)
 Year ended 11/30/2003                             27.52             537               1.58                1.58            1.85
 Year ended 11/30/2002                             (4.93)            219               1.59                1.59            1.47
 Year ended 11/30/2001                             (2.57)            126               1.56                1.56            1.21
 Period from 3/15/2000 to 11/30/2000               (3.73)             55               1.55 (6)            1.55 (6)        1.45 (6)
CLASS C:
 Six months ended 5/31/2004 (5)                     7.46           1,229               1.63 (6)            1.63 (6)        1.60 (6)
 Year ended 11/30/2003                             27.40             615               1.65                1.65            1.71
 Year ended 11/30/2002                             (4.95)            179               1.65                1.65            1.43
 Period from 3/15/2001 to 11/30/2001               (4.08)             50               1.78 (6)            1.78 (6)         .73 (6)
CLASS F:
 Six months ended 5/31/2004 (5)                     7.83             820                .88 (6)             .88 (6)        2.32 (6)
 Year ended 11/30/2003                             28.43             470                .89                 .89            2.49
 Year ended 11/30/2002                             (4.29)            147                .91                 .91            2.17
 Period from 3/15/2001 to 11/30/2001               (3.45)             47                .92 (6)             .92 (6)        1.55 (6)
CLASS 529-A:
 Six months ended 5/31/2004 (5)                     7.81             177                .90 (6)             .90 (6)        2.32 (6)
 Year ended 11/30/2003                             28.43              93                .87                 .87            2.55
 Period from 2/15/2002 to 11/30/2002               (4.61)             28               1.03 (6)            1.03 (6)        2.08 (6)
CLASS 529-B:
 Six months ended 5/31/2004 (5)                     7.35              30               1.76 (6)            1.76 (6)        1.43 (6)
 Year ended 11/30/2003                             27.28              18               1.78                1.78            1.64
 Period from 2/21/2002 to 11/30/2002               (3.82)              5               1.79 (6)            1.79 (6)        1.31 (6)
CLASS 529-C:
 Six months ended 5/31/2004 (5)                     7.37              55               1.75 (6)            1.75 (6)        1.46 (6)
 Year ended 11/30/2003                             27.25              29               1.76                1.76            1.66
 Period from 2/22/2002 to 11/30/2002               (3.90)              8               1.77 (6)            1.77 (6)        1.33 (6)
CLASS 529-E:
 Six months ended 5/31/2004 (5)                     7.66              10               1.22 (6)            1.22 (6)        1.99 (6)
 Year ended 11/30/2003                             27.97               5               1.23                1.23            2.17
 Period from 3/4/2002 to 11/30/2002                (7.88)              1               1.23 (6)            1.23 (6)        1.85 (6)
CLASS 529-F:
 Six months ended 5/31/2004 (5)                     7.78               3                .97 (6)             .97 (6)        2.32 (6)
 Year ended 11/30/2003                             28.31               1                .98                 .98            2.48
 Period from 9/17/2002 to 11/30/2002                5.33               - (7)            .20                 .20             .39



FINANCIAL HIGHLIGHTS (1)                                         (continued)



                                                                            RATIO OF EXPENSES  RATIO OF EXPENSES       RATIO OF
                                                             NET ASSETS,     TO AVERAGE NET      TO AVERAGE NET      NET INCOME
                                                   TOTAL   END OF PERIOD      ASSETS BEFORE        ASSETS AFTER      TO AVERAGE
                                                  RETURN    (IN MILLIONS)     REIMBURSEMENT       REIMBURSEMENT (4)  NET ASSETS
CLASS R-1:
 Six months ended 5/31/2004 (5)                    7.46%             $11              1.69% (6)           1.66% (6)       1.63% (6)
 Year ended 11/30/2003                             27.43               5               1.78                1.66            1.48
 Period from 6/7/2002 to 11/30/2002                (8.85)              - (7)           1.41                 .80             .66
CLASS R-2:
 Six months ended 5/31/2004 (5)                     7.41             123               1.97 (6)            1.62 (6)        1.65 (6)
 Year ended 11/30/2003                             27.44              57               2.23                1.62            1.72
 Period from 6/7/2002 to 11/30/2002                (8.80)              5                .93                 .79             .61
CLASS R-3:
 Six months ended 5/31/2004 (5)                     7.63             161               1.24 (6)            1.24 (6)        2.00 (6)
 Year ended 11/30/2003                             27.90              76               1.29                1.24            1.98
 Period from 6/6/2002 to 11/30/2002                (9.25)              5                .69                 .60             .80
CLASS R-4:
 Six months ended 5/31/2004 (5)                     7.86              84                .87 (6)             .87 (6)        2.47 (6)
 Year ended 11/30/2003                             28.36              25                .90                 .89            2.18
 Period from 6/27/2002 to 11/30/2002               (3.42)              2                .46                 .38             .92
CLASS R-5:
 Six months ended 5/31/2004 (5)                     8.02             163                .55 (6)             .55 (6)        2.58 (6)
 Year ended 11/30/2003                             28.82             110                .56                 .56            2.88
 Period from 5/15/2002 to 11/30/2002              (11.37)             53                .56 (6)             .56 (6)        2.48 (6)


                                                         SIX MONTHS ENDED
                                                              MAY 31,                          YEAR ENDED NOVEMBER 30
                                                              2004(5)             2003       2002       2001       2000      1999

PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES               11%                27%        32%        45%        41%       34%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During some of the periods shown, CRMC vountarily reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


OFFICES

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Growth and Income Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.07 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
>  Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-933-0704P

Litho in USA WG/CG/6269-S99

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund, Inc.


By /s/Stephen E. Bepler
-------------------------------------------------------
Stephen E. Bepler, President and PEO

Date: August 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/Stephen E. Bepler
----------------------------------------------------
Stephen E. Bepler, President and PEO

Date: August 6, 2004



By /s/Jeffrey P. Regal
----------------------------------------------------
Jeffrey P. Regal, Treasurer

Date: August 6, 2004